Share Capital and Share Premium - Preferred Shares (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
USD
As at December 31,	$ 10
Series A Preferred Shares issued
Number of shares
As at December 31,	2,567	2,567
Issued during the year	0	0
Shares redeemed by the issuer	(2,567)
As at December 31,	0	2,567
USD
As at December 31,	$ 2	$ 2
Shares redeemed by the issuer	(2)
As at December 31,	$ 0	$ 2